Preferred Stock (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Preferred Stock, Shares Authorized	1,000,000	1,000,000
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, issued
Preferred stock,outstanding
Accrued imputed interest	$ 8,683
Series A Preferred stock [Member]
Preferred Stock, Shares Authorized	250,000
Preferred stock, par value	$ 0.001
Preferred stock, issued
Preferred stock,outstanding
Voting rights	5,000 votes per share, 5,000 shares of common stock for each share of Series A Preferred after a minimum holding period of two years.
Issuance of preferred stock for accounts payable, amount	$ 97,625